Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Sep. 30, 2025
Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	4 years
Office equipment, furniture and fixtures [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years